Banking facilities (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Banking Facilities Details Narrative
Average amount of bank borrowings	$ 2,076,000	$ 1,386,000
Prime interest rate of HIBOR	0.54%	5.00%